                                                      [LOGO]
                                                      THE HARTFORD



September 3, 2002



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Ten ("Registrant")
     Putnam Capital Manager (Series III-IV)
     File No. 33-60702

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

   1. The Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

   2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 30, 2002.

If you have any questions, please feel free to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist